RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE—10       RELATED PARTY TRANSACTIONS

	Six months ended June 30,
	2015	2014
Business consulting and advisory service income
- Related party A	$10,324	$6,352
- Related party B	2,065	8,795

	12,389	15,147

Related party A and B are under common control of Ms. Chen Yanhong, the director of GMC(SZ), a wholly-owned subsidiary of the Company.

All of these related party transactions are generally transacted in an arm-length basis at the current market value in the normal course of business.

11. RELATED PARTY TRANSACTIONS

	Years ended December 31,
	2014	2013
Business consulting and advisory service income
- Related party A	$18,853	$—
- Related party B	8,787	—
- Related party C	1,032

	28,672	—
Cost of service
- Related party D	$—	$6,295

Related party A and B are under common control of Ms. Chen Yanhong, the director of GMC(SZ), a wholly-owned subsidiary of the Company.

Related party C is under common control of Mr. Loke Che Chan Gilbert, the director of the Company.

Related party D is under common control of Ms. Yap Pei Ling, the spouse of the director of the Company.

All of these related party transactions are generally transacted in an arm-length basis at the current market value in the normal course of business.